Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	5.70
Maximum Aggregate Offering Price	$ 85,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,807.55
Offering Note	1a. Represents the maximum number of shares of Class A common stock, $0.01 par value per share ("Class A Common Stock"), issuable under the Empire State Realty Trust, Inc. Empire State Realty OP, L.P. 2026 Equity Incentive Plan (the "2026 Equity Incentive Plan"). The 2026 Equity Incentive Plan was approved by the stockholders of the registrant on May 14, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended, (the "Securities Act"), this registration statement also covers any additional shares of Class A Common Stock that may become issuable under the 2026 Equity Incentive Plan by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration, which would increase the number of the registrant's outstanding shares of Class A Common Stock. 1b. Estimated solely for purposes of determining the registration fee pursuant to the provisions of Rule 457(c) and Rule 457(h) under the Securities Act by averaging the high and low sales prices of the registrant's Class A Common Stock as reported by the New York Stock Exchange on May 7, 2026.